UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-2213

Castle Convertible Fund, Inc.
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

ITEM 1.  Schedule of Investments.

Schedules of Investments

CASTLE CONVERTIBLE FUND, INC.

Schedule of Investments (Unaudited) July 31, 2008

	PRINCIPAL AMOUNT	VALUE
CORPORATE CONVERTIBLE BONDS—57.9%

ALTERNATIVE CARRIERS—.8%
Level 3 Communications Inc., 3.50%, 6/15/12	$500,000	$430,000

BIOTECHNOLOGY—.4%
Dendreon Corp., 4.75%, 6/15/14(a)	250,000	182,500

BREWERS—1.2%
Molson Coors Brewing Co., 2.50%, 7/30/13	500,000	602,500

BROADCASTING & CABLE TV—1.2%
Liberty Media LLC, 3.50%, 1/15/31	1,118,735	595,726

COAL & CONSUMABLE FUELS—1.4%
USEC Inc., 3.00%, 10/1/14	1,000,000	702,500

COMPUTER STORAGE & PERIPHERALS—1.0%
NetApp Inc., 1.75%, 6/1/13(a)	500,000	525,625

CONSTRUCTION & ENGINEERING—2.9%
Quanta Services Inc., 3.75%, 4/30/26(a)	1,000,000	1,497,500

DISTILLERS & VINTNERS—2.4%
Central European Distribution Corp., 3.00%, 3/15/13	1,000,000	1,248,750

ELECTRICAL COMPONENTS & EQUIPMENT—8.6%
China Sunergy Co., Ltd., 4.75%, 6/15/13(a)	2,000,000	1,853,120
Energy Conversion Devices Inc., 3.00%, 6/15/13	350,000	347,813
Evergreen Solar Inc., 4.00%, 7/15/13	1,750,000	1,708,438
General Cable Corp., 1.00%, 10/15/12	500,000	483,125
		4,392,496

ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	655,000	533,825

ELECTRONIC EQUIPMENT MANUFACTURERS—1.7%
L-1 Identity Solutions Inc., 3.75%, 5/15/27(a)	1,000,000	856,250

ENVIRONMENTAL & FACILITIES SERVICES—2.2%
Covanta Holding Corp., 1.00%, 2/1/27	1,000,000	1,103,750

FOOD RETAIL—2.5%
Great Atlantic & Pacific Tea Co., 5.125%, 6/15/11	1,500,000	1,250,625

FOOTWEAR—1.5%
Iconix Brand Group Inc., 1.875%, 6/30/12	1,000,000	757,500

HEALTH CARE EQUIPMENT—1.9%
Insulet Corp., 5.375%, 6/15/13(a)	1,000,000	944,280

HEALTH CARE SUPPLIES—1.9%
Power Medical Interventions Inc., 7.00%, 3/31/10	1,200,000	972,000

INTEGRATED TELECOMMUNICATION SERVICES—.9%
Virgin Media Inc., 6.50%, 11/15/16(a)	500,000	455,625

	PRINCIPAL AMOUNT	VALUE
CORPORATE CONVERTIBLE BONDS—(CONT.)

INTERNET SOFTWARE & SERVICES—2.2%
VeriSign Inc., 3.25%, 8/15/37(a)	$1,000,000	$1,130,000

INVESTMENT BANKING & BROKERAGE—.9%
General Cable Corp., 1.00%, 10/15/12(a)	500,000	483,125

OFFICE REITS—.9%
Boston Properties LP, 2.875%, 2/15/37	500,000	464,375

OIL & GAS EQUIPMENT & SERVICES—.5%
Bristow Group Inc., 3.00%, 6/15/38	250,000	250,313

OIL & GAS EXPLORATION & PRODUCTION—7.2%
Carrizo Oil & Gas Inc., 4.375%, 6/1/28	1,000,000	905,000
Chesapeake Energy Corp., 2.25%, 12/15/38	250,000	239,688
Cal Dive International Inc., 3.25%, 12/15/25	1,000,000	1,200,000
Penn Virginia Corp., 4.50%, 11/15/12	500,000	658,125
Pioneer Natural Resources Co., 2.875%, 1/15/38	500,000	630,000
		3,632,813

OIL & GAS REFINING & MARKETING—1.0%
St. Mary Land & Exploration Co., 3.50%, 4/1/27	500,000	528,750

PHARMACEUTICALS—2.0%
Wyeth, 2.621%, 1/15/24	1,000,000	1,003,100

RETAIL REITS—1.8%
Developers Diversified Realty Corp., 3.50%, 8/15/11(a)	1,000,000	898,750

SEMICONDUCTORS—3.4%
Microchip Technology Inc., 2.125%, 12/15/37(a)	1,000,000	1,061,250
Micron Technology Inc., 1.875%, 6/1/14	1,000,000	657,500
		1,718,750

SPECIALTY CHEMICALS—2.0%
Flotek Industries Inc., 5.25%, 2/15/28	1,000,000	1,020,000

SPECIALIZED REITS—2.5%
Rayonier TRS Holdings Inc., 3.75%, 10/15/12(a)	1,250,000	1,279,688

THRIFTS & MORTGAGE FINANCE
Indymac Bank FSB, 8.50%, 5/29/49(a)	20,000	4,000

TOTAL CORPORATE CONVERTIBLE BONDS (Cost $31,300,724)		29,465,116

	SHARES	VALUE
CONVERTIBLE PREFERRED SECURITIES—12.0%

INVESTMENT BANKING & BROKERAGE—1.3%
Lehman Brothers Holdings Inc., 7.25%, 12/31/49	1,000	$650,000

OFFICE REITS—2.2%
Digital Realty Trust Inc., 5.50%, 12/31/49	40,000	1,127,500

OFFICE SERVICES & SUPPLIES—1.7%
Avery Dennison Corp., 7.875%, 11/15/10	20,000	880,000

OIL & GAS EXPLORATION & PRODUCTION—2.8%
Chesapeake Energy Corp., 5.00%, 12/31/49	10,000	1,422,500

OTHER DIVERSIFIED FINANCIAL SERVICES—1.8%
Bank of America Corp., 7.25%, 12/31/49	1,000	933,000

WIRELESS TELECOMMUNICATION SERVICES—2.2%
Crown Castle International Corp., 6.25%, 8/15/12	20,000	1,110,000

TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $6,241,000)		6,123,000

MANDATORY CONVERTIBLE SECURITIES—11.7%

AGRICULTURAL PRODUCTS—2.3%
Archer-Daniels-Midland Co., 6.25%, 6/1/11(b)	30,000	1,170,000

DIVERSIFIED METALS & MINING—2.8%
Freeport-McMoRan Copper & Gold Inc., 6.75%, 5/1/10(b)	10,000	1,403,750

ELECTRIC UTILITIES—.6%
Entergy Corp., 7.625%, 2/17/09(b)	5,000	312,500

HOUSEHOLD APPLIANCES—.8%
Stanley Works, /The, 4.436%, 5/17/12(b)	500	395,125

INVESTMENT BANKING & BROKERAGE—1.3%
Lehman Brothers Holdings Inc., 8.75%, 7/1/11(b)	1,000	642,708

PRECIOUS METALS & MINERALS—.9%
Hecla Mining Co., 6.50%, 1/1/11(b)	5,000	462,750

PROPERTY & CASUALTY INSURANCE—1.2%
Alleghany Corp., 5.75%, 6/15/09(b)	2,000	591,219

REINSURANCE—1.1%
IPC Holdings Ltd., 7.25%, 11/15/08(b)	20,000	581,188

U.S. GOVERNMENT & AGENCY—.7%
Federal National Mortgage Association, 8.75%, 5/13/11(b)	15,000	369,300

TOTAL MANDATORY CONVERTIBLE SECURITIES (Cost $6,121,700)		5,928,540

	SHARES	VALUE
PREFERRED SECURITIES—6.3%

DIVERSIFIED BANKS—.5%
HSBC Holdings PLC.	10,000	$258,000

ELECTRIC UTILITIES—.5%
PPL Capital Funding Inc.	10,000	244,500

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.9%
Constellation Energy Group Inc.	40,000	998,800

INVESTMENT BANKING & BROKERAGE—1.2%
Merrill Lynch & Co., Inc.	30,000	616,500

OTHER DIVERSIFIED FINANCIAL SERVICES—2.2%
Bank of America Corp.	10,000	242,500
Barclays Bank PLC	20,000	478,000
Citigroup Inc.	20,000	411,000
		1,131,500

TOTAL PREFERRED SECURITIES (Cost $3,500,000)		3,249,300

COMMON STOCKS—8.8%

ELECTRIC UTILITIES—1.9%
Entergy Corp.	9,000	962,280

INDUSTRIAL CONGLOMERATES—.5%
General Electric Co.	10,000	282,900

INTEGRATED OIL & GAS—3.7%
ConocoPhillips	10,000	816,200
Royal Dutch Shell PLC#	15,000	1,061,850
		1,878,050

OIL & GAS STORAGE & TRANSPORTATION—.7%
Inergy LP	15,000	381,150

OTHER DIVERSIFIED FINANCIAL SERVICES—.8%
JPMorgan Chase & Co.	10,000	406,300

PACKAGED FOODS & MEATS
General Mills Inc.	1	64

PHARMACEUTICALS—1.2%
GlaxoSmithKline PLC#	13,000	605,280

TOTAL COMMON STOCKS (Cost $3,138,260)		4,516,024

	PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS—2.8%

TIME DEPOSITS
JPMorgan Chase London, 1.68%, 8/1/08	$1,427,809	$1,427,809

TOTAL TIME DEPOSITS (Cost $1,427,809)		1,427,809

Total Investments (Cost $51,729,493)(c)	99.5%	50,709,789
Other Assets in Excess of Liablities	0.5	276,254

NET ASSETS	100.0%	$50,986,043

Net Asset Value Per Share		$22.80

Shares Outstanding		2,236,000

*	Non-income producing securities.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified buyers. These securities are deemed to be liquid and represent 21.9% of net assets of the Fund.

(b)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(c)

At July 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $51,729,493 amounted to $1,019,704 which consisted of aggregate gross unrealized appreciation of $4,177,473 and aggregate gross unrealized deppreciation of $5,197,177.

See Notes to Financial Statements

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Castle Convertible Fund, Inc.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 18, 2008

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 18, 2008